Financial risk management - Credit Risk (Details)	12 Months Ended
Dec. 31, 2019 item Agency
Disclosure of external credit agencies
Number of ratings from international rating agencies required for making deposit | item	2
Peru
Disclosure of external credit agencies
Number of agencies that have given BBB minus rating required if only global rating available | Agency	1